UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McGarr Capital Management Corp
Address: 2911 Turtle Creek Blvd., Suite 907

         Dallas, TX  75219

13F File Number:  28-06900

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cappy R. McGarr
Title:     President
Phone:     (214) 522-2577

Signature, Place, and Date of Signing:

     /s/  Cappy R. McGarr     Dallas, TX     May 15, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     64978


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
ABBOTT LABS                    COM              002824100     4332    91800 SH        SOLE                   91800        0        0
AMERICAN EXPRESS CO            COM              025816109     1103    26700 SH        SOLE                   26700        0        0
BEA SYS INC                    COM              073325102      905    30800 SH        SOLE                   30800        0        0
CALPINE CORP                   COM              131347106     4488    81500 SH        SOLE                   81500        0        0
CITIGROUP INC                  COM              172967101     3975    88365 SH        SOLE                   88365        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     5561   102138 SH        SOLE                  102138        0        0
CMS ENERGY CORP                COM              125896100      598    20200 SH        SOLE                   20200        0        0
E M C CORP MASS                COM              268648102     1511    51400 SH        SOLE                   51400        0        0
ELECTRONIC DATA SYS NEW        COM              285661104     2799    50100 SH        SOLE                   50100        0        0
GENERAL ELEC CO                COM              369604103     2746    65600 SH        SOLE                   65600        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     1838    21600 SH        SOLE                   21600        0        0
HOME DEPOT INC                 COM              437076102     2655    61600 SH        SOLE                   61600        0        0
I2 TECHNOLOGIES INC            COM              465754109      658    45400 SH        SOLE                   45400        0        0
LEHMAN BROS HLDGS INC          COM              524908100     2176    34700 SH        SOLE                   34700        0        0
MBNA CORP                      COM              55262L100     1082    32700 SH        SOLE                   32700        0        0
MERCK & CO INC                 COM              589331107     2019    26600 SH        SOLE                   26600        0        0
MICRON TECHNOLOGY INC          COM              595112103     2442    58800 SH        SOLE                   58800        0        0
MICROSOFT CORP                 COM              594918104     1017    18600 SH        SOLE                   18600        0        0
NASDAQ 100 TR                  UNIT SER 1       631100104     1789    45700 SH        SOLE                   45700        0        0
ORACLE CORP                    COM              68389X105     1438    96000 SH        SOLE                   96000        0        0
PFIZER INC                     COM              717081103     2838    69300 SH        SOLE                   69300        0        0
PLAYTEX PRODS INC              COM              72813P100     9533  1037300 SH        SOLE                 1037300        0        0
SIEBEL SYS INC                 COM              826170102      384    14100 SH        SOLE                   14100        0        0
VERITAS SOFTWARE CO            COM              923436109      462    10000 SH        SOLE                   10000        0        0
WILLIAMS COS INC DEL           COM              969457100     6629   154700 SH        SOLE                  154700        0        0

